Schedule of Other Assets Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at January 1	$ 600		$ 70
Provision for (recovery of) expected credit losses	1,125	600	(70)
Balance at December 31	$ 1,725	$ 600